UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: SEPTEMBER 30, 2006	(3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

TimesSquare Small Cap Fund

September 30, 2006

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Common Stocks – 92.9%
Consumer Discretionary – 8.5%
Aaron Rents, Inc.	138,800	[2]	$3,189,624
Advance Auto Parts, Inc.	15,000	[2]	494,100
Gaylord Entertainment Co., Class A*	140,000	[2]	6,139,000
Hibbett Sporting Goods, Inc.*	97,500		2,552,550
Marvel Entertainment, Inc.*	199,800	[2]	4,823,172
MDC Partners, Inc.*	300,000		2,172,000
Monroe Muffler Brake, Inc.	85,000		2,890,850
NetFlix, Inc.*	140,000	[2]	3,189,200
Orient-Express Hotels, Ltd.	150,000		5,607,000
Pool Corp.	405,637	[2]	15,617,025
Williams Scotsman International, Inc.*	230,000		4,912,800
Total Consumer Discretionary			51,587,321

Consumer Staples – 3.7%
Central Garden & Pet Co.*	150,000		7,239,000
Herbalife Ltd.*	178,800	[2]	6,772,944
Inter Parfums, Inc.	190,000		3,617,600
United Natural Foods, Inc.*	155,000	[2]	4,803,450
Total Consumer Staples			22,432,994

Energy – 6.0%
Denbury Resources, Inc.*	300,000	[2]	8,670,000
Hydril Co.*	55,000	[2]	3,083,300
Matador Resources Co.* [4]	125,000		3,375,000
Pioneer Drilling Co.*	180,000		2,311,200
Quicksilver Resources, Inc.*	126,900	[2]	4,048,110
TODCO Class A	150,000	[2]	5,190,000
Universal Compression Holdings, Inc.*	190,000	[2]	10,155,500
Total Energy			36,833,110

Financials – 12.0%
Assured Guaranty, Ltd.	200,000		5,186,000
CapitalSource, Inc.	480,181	[2]	12,398,273
CB Richard Ellis Group, Inc.*	90,000	[2]	2,214,000
Cohen & Steers, Inc.	140,000		4,530,400
Investors Financial Services Corp.	213,000	[2]	9,176,040
Jefferies Group, Inc.	205,000	[2]	5,842,500
Markel Corp.*	22,500	[2]	9,239,850
Midwest Banc Holdings, Inc.	150,000		3,663,000
optionsXpress, Inc.	200,000	[2]	5,576,000
Primus Guaranty, Ltd.*	419,673		5,082,240
Resource Capital Corp.*	159,200		2,459,640
Seacoast Banking Corp.	165,000		4,983,000
UCBH Holdings, Inc.	175,000		3,055,500
Total Financials			73,406,443

TimesSquare Small Cap Fund

September 30, 2006

Schedule of Portfolio Investments Security Description	Shares		Value
Health Care – 18.4%
Advisory Board Co., The*	127,000		$6,416,040
AtriCure, Inc.*	100,000		683,000
BioMarin Pharmaceutical, Inc.*	375,000	[2]	5,336,250
Bio-Rad Laboratories, Inc.*	75,000		5,304,750
Conor Medsystems, Inc.*	185,000		4,360,450
DaVita, Inc.*	178,074		10,305,142
DJ Orthopedics, Inc.*	115,000		4,775,950
Genesis HealthCare Corp.*	100,000		4,763,000
Haemonetics Corp.*	135,000		6,318,000
Integra LifeSciences Holdings Corp.*	82,000	[2]	3,073,360
Magellan Health Services, Inc.*	250,000	[2]	10,650,000
Matria Healthcare, Inc.*	175,000	[2]	4,863,250
Pediatrix Medical Group, Inc.*	210,000		9,576,000
Pharmion Corp.*	140,000		3,017,000
PolyMedica Corp.	170,165		7,284,764
Respironics, Inc.*	230,000		8,880,300
Stereotaxis Inc.*	300,000	[2]	3,105,000
Symmetry Medical, Inc.*	220,400		3,325,836
Syneron Medical Ltd.*	185,000		4,273,500
VCA Antech, Inc.*	168,000		6,058,080
Total Health Care			112,369,672

Industrials – 21.7%
American Reprographics Co.*	220,000	[2]	7,053,200
Axsys Technologies, Inc.*	90,000		1,530,000
Beacon Roofing Supply, Inc.*	340,000	[2]	6,881,600
ChoicePoint, Inc.*	160,000	[2]	5,728,000
Corporate Executive Board Co.	120,000		10,789,200
CoStar Group, Inc.*	140,000		5,784,800
Dionex Corp.*	125,000	[2]	6,367,500
Huron Consulting Group, Inc.*	150,000		5,880,000
Jackson Hewitt Tax Service, Inc.	200,000		6,002,000
Mobile Mini, Inc.*	325,000	[2]	9,233,250
MTC Technologies, Inc.*	150,000		3,606,000
Nuco2, Inc.*	128,400	[2]	3,453,960
Orbital Sciences Corp.*	405,000	[2]	7,601,850
Pacer International, Inc.	147,500		4,094,600
Portfolio Recovery Associates, Inc.*	127,100	[2]	5,575,877
RBC Bearings, Inc.*	110,000		2,656,500
Resources Connection, Inc.*	317,040	[2]	8,493,502
Si International, Inc.*	195,000		6,236,100
Stericycle, Inc.*	94,000	[2]	6,560,260
UTI Worldwide, Inc.	234,400	[2]	6,556,168
West Corp.*	250,000		12,075,000
Total Industrials			132,159,367

TimesSquare Small Cap Fund

September 30, 2006

Schedule of Portfolio Investments Security Description	Shares		Value
Information Technology - 20.8%
Alliance Data Systems Corp.*	368,000	[2]	$20,309,920
Alvarion, Ltd.*	400,000		2,556,000
ATMI, Inc.*	200,000	[2]	5,814,000
Cogent Inc.*	150,300	[2]	2,063,619
Cognex Corp.	180,000	[2]	4,546,800
CSG Systems International, Inc.*	115,000	[2]	3,039,450
Cymer, Inc.*	128,000	[2]	5,620,480
DivX, Inc.*	45,000	[2]	1,069,650
Dolby Laboratories, Inc.*	112,800		2,239,080
Global Payments, Inc.	220,000		9,682,200
Henry (Jack) & Associates, Inc.	350,000	[2]	7,619,500
J2 Global Communications, Inc.*	223,000	[2]	6,058,910
M Systems Flash Disk Pioneers, Ltd.*	110,000	[2]	4,426,400
MICROS Systems, Inc.*	65,000	[2]	3,179,800
Microsemi Corp.*	305,000	[2]	5,749,250
PDF Solutions, Inc.*	250,000		2,740,000
RADVision Ltd.*	176,000		2,904,000
Semtech Corp.*	265,300		3,385,228
Silicon Motion Technology Corp., ADR*	178,100		2,961,803
Supertex, Inc.*	66,100	[2]	2,569,307
THQ, Inc.*	200,000	[2]	5,834,000
Varian Semiconductor Equipment Associates, Inc.*	120,000	[2]	4,404,000
Verint Systems, Inc.*	110,000	[2]	3,305,500
ViaSat, Inc.*	170,000		4,263,600
Volterra Semiconductor Corp.*	223,900	[2]	3,638,375
Wright Express Corp.*	297,500	[2]	7,157,850
Total Information Technology			127,138,722

Materials - 0.7%
Martin Marietta Materials, Inc.	50,000		4,231,000
Telecommunication Services - 1.1%
General Communication, Inc., Class A*	125,000		1,548,750
NeuStar, Inc., Class A*	146,100		4,054,275
WiderThan Co. Ltd*	77,200		1,292,328
Total Telecommunication Services			6,895,353
Total Common Stocks (cost $469,624,875)			567,053,982

Other Investment Companies - 29.9%[1]
iShares Russell 2000 Growth Index Fund	125,000	[2]	9,041,250
Bank of New York Institutional Cash Reserves Fund, 5.34%[3]	131,126,782		131,126,782
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.18%	41,991,373		41,991,373
Total Other Investment Companies (cost $181,936,110)			182,159,405
Total Investments - 122.8% (cost $651,560,985)			749,213,387
Other Assets, less Liabilities - (22.8%)			(139,043,230)
Net Assets - 100.0%			$610,170,157

Note: Based on the cost of investments of $652,259,426 for Federal income tax purposes at September 30, 2006, the aggregate gross unrealized appreciation and depreciation were $110,699,343 and $13,745,382, respectively, resulting in net unrealized appreciation of investments of $96,953,961.

*	Non-income-producing security.
[1]	Yield shown for an investment company represents the September 30, 2006, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some of these shares, amounting to a market value of $127,150,979, or 20.8% of net assets, were out on loan to various brokers.
[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]	Private Placement: New or secondary issue of stock sold directly to a group of investors. The security’s public resale is restricted until it is negotiated with the SEC under the Securities Act of 1933.

TimesSquare Mid Cap Fund

September 30, 2006

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Common Stocks – 93.4%
Consumer Discretionary – 16.1%
Advance Auto Parts, Inc.	70,250	[2]	$2,314,035
Autoliv, Inc.	98,800		5,444,868
Bed Bath & Beyond, Inc.*	65,400		2,502,204
Central European Media Enterprises Ltd., Class A*	36,500	[2]	2,447,325
Lamar Advertising Co.*	74,700	[2]	3,989,727
Marvel Entertainment, Inc.*	89,400	[2]	2,158,116
Meredith Corp.	41,500	[2]	2,047,195
Mohawk Industries, Inc.*	27,500	[2]	2,047,375
NTL, Inc.	193,700		4,925,791
Pool Corp.	162,400	[2]	6,252,400
Tiffany & Co.	52,600		1,746,320
Weight Watchers International, Inc.	69,300		3,072,762
Total Consumer Discretionary			38,948,118

Consumer Staples – 0.7%
Constellation Brands, Inc.*	61,200	[2]	1,761,336

Energy – 5.4%
BJ Services Co.	96,200		2,898,506
Denbury Resources, Inc.*	99,726		2,882,081
GlobalSantaFe Corp.	59,100		2,954,409
Range Resources Corp.	121,250		3,060,350
TODCO Class A	40,700	[2]	1,408,220
Total Energy			13,203,566

Financials – 16.8%
AMBAC Financial Group, Inc.	29,700	[2]	2,457,675
CapitalSource, Inc.	425,600	[2]	10,988,992
CB Richard Ellis Group, Inc.*	116,400	[2]	2,863,440
Countrywide Financial Corp.	120,500		4,222,320
Endurance Specialty Holdings, Ltd.	78,900		2,782,014
Legg Mason, Inc.	24,900	[2]	2,511,414
Markel Corp.*	7,200	[2]	2,956,752
Moody’s Corp.	37,500		2,451,750
Nasdaq Stock Market, Inc.*	54,100		1,635,984
Nuveen Investments, Inc.	67,400	[2]	3,452,902
SEI Investments Co.	79,700		4,478,343
Total Financials			40,801,586

Health Care – 18.2%
Cytyc Corp.*	126,400	[2]	3,094,272
DaVita, Inc.*	239,100		13,836,717
Edwards Lifesciences Corp.*	66,200	[2]	3,084,258
Fisher Scientific International, Inc.*	58,500	[2]	4,577,040
IMS Health, Inc.	149,800		3,990,672
Laboratory Corp. of America Holdings*	52,400		3,435,868
Lincare Holdings, Inc.*	93,900	[2]	3,252,696
Shire Pharmaceuticals PLC*	76,800	[2]	3,793,152
Valeant Pharmaceuticals International	164,800	[2]	3,259,744
VCA Antech, Inc.*	45,600		1,644,336
Total Health Care			43,968,755

Industrials – 11.3%
American Reprographics Co.*	90,600		2,904,636
Ametek, Inc.	58,700		2,556,385
ChoicePoint, Inc.*	89,600	[2]	3,207,680

TimesSquare Mid Cap Fund

September 30, 2006

Schedule of Portfolio Investments Security Description	Shares		Value
Industrials (continued)
Corporate Executive Board Co.	27,800		$2,499,498
DRS Technologies, Inc.	64,800	[2]	2,829,816
Dun & Bradstreet Corp.*	42,500		3,187,075
Empresa Brasileira de Aeronautica, S.A.*	67,400	[2]	2,646,798
Fasternal Co.	46,700	[2]	1,801,219
Monster Worldwide, Inc.*	26,400		955,416
Stericycle, Inc.*	31,600	[2]	2,205,364
UTI Worldwide, Inc.	94,700		2,648,759
Total Industrials			27,442,646

Information Technology - 14.7%
Activision, Inc.*	147,800	[2]	2,231,780
Adobe Systems, Inc.*	45,800		1,715,210
Alliance Data Systems Corp.*	104,200	[2]	5,750,798
Amdocs, Ltd.*	147,900		5,856,840
Broadcom Corp., Class A*	54,100	[2]	1,641,394
Citrix Systems, Inc.*	47,900		1,734,459
Comverse Technology Inc	121,200	[2]	2,598,528
Electronics for Imaging, Inc.*	71,800		1,642,784
Intersil Corp., Class A	63,900	[2]	1,568,745
Microchip Technology, Inc.	89,500	[2]	2,901,590
MICROS Systems, Inc.*	32,600	[2]	1,594,792
Nvidia Corp.*	76,100	[2]	2,251,799
Roper Industries, Inc.	51,000		2,281,740
Sandisk Corp.*	34,800	[2]	1,863,192
Total Information Technology			35,633,651

Materials - 4.9%
Martin Marietta Materials, Inc.	72,200		6,109,564
Potash Corp of Saskatchewan*	19,400		2,021,286
Vulcan Materials Co.	46,800	[2]	3,662,100
Total Materials			11,792,950

Telecommunication Services - 5.3%
American Tower Corp.*	245,600	[2]	8,964,400
NeuStar, Inc., Class A*	141,700	[2]	3,932,175
Total Telecommunication Services			12,896,575
Total Common Stocks (cost $214,693,929)			226,449,183
Other Investment Companies - 25.2%[1]
Bank of New York Institutional Cash Reserves Fund, 5.34% [3]	53,228,743		53,228,743
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.18%	7,712,955		7,712,955
Total Other Investment Companies (cost $60,941,698)			60,941,698
Total Investments - 118.6% (cost $275,635,627)			287,390,881
Other Assets, less Liabilities -(18.6)%			(45,008,117)
Net Assets - 100.0%			$242,382,764

Note: Based on the cost of investments of $275,734,351 for Federal income tax purposes at September 30, 2006, the aggregate gross unrealized appreciation and depreciation were $15,659,847 and $4,003,317, respectively, resulting in net unrealized appreciation of investments of $11,656,530.

*	Non-income-producing security.
[1]	Yield shown for an investment company represents the September 30, 2006, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some of these shares, amounting to a market value of $52,117,562, or 21.5% of net assets, were out on loan to various brokers.
[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date: November 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date: November 6, 2006

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date: November 6, 2006